Contingent liabilities	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contingent liabilities
Contingent liabilities
Contingent liabilities related to the Gulf of Mexico oil spill
See Note 2 for information on contingent liabilities related to the Gulf of Mexico oil spill.
Contingent liabilities not related to the Gulf of Mexico oil spill
There were contingent liabilities at 31 December 2018 in respect of guarantees and indemnities entered into as part of the ordinary course of the group’s business. No material losses are likely to arise from such contingent liabilities. Further information on financial guarantees is included in Note 29.
In the normal course of the group’s business, legal and regulatory proceedings are pending or may be brought against BP group entities arising out of current and past operations, including matters related to commercial disputes, product liability, antitrust, commodities trading, premises-liability claims, consumer protection, general health, safety and environmental claims and allegations of exposures of third parties to toxic substances, such as lead pigment in paint, asbestos and other chemicals. BP believes that the impact of these legal and regulatory proceedings on the group‘s results of operations, liquidity or financial position will not be material.
The group files tax returns in many jurisdictions throughout the world. Various tax authorities are currently examining the group’s tax returns. Tax returns contain matters that could be subject to differing interpretations of applicable tax laws and regulations including the tax deductibility of certain intercompany charges. The resolution of tax positions through negotiations with relevant tax authorities, or through litigation, can take several years to complete and the amounts could be significant and could be material to the group’s results of operations, financial position or liquidity. While it is difficult to predict the ultimate outcome in some cases, the group does not anticipate that there will be any material impact upon the group‘s results of operations, financial position or liquidity.
33. Contingent liabilities – continued
The group is subject to numerous national and local health, safety and environmental laws and regulations concerning its products, operations and other activities. These laws and regulations may require the group to take future action to remediate the effects on the environment of prior disposal or release of chemicals or petroleum substances by the group or other parties. Such contingencies may exist for various sites including refineries, chemical plants, oil fields, commodities extraction sites, service stations, terminals and waste disposal sites. In addition, the group may have obligations relating to prior asset sales or closed facilities. The ultimate requirement for remediation and its cost are inherently difficult to estimate. However, the estimated cost of known environmental obligations has been provided in these accounts in accordance with the group‘s accounting policies. While the amounts of future costs that are not provided for could be significant and could be material to the group‘s results of operations in the period in which they are recognized, it is not possible to estimate the amounts involved. BP does not expect these costs to have a material impact on the group’s results of operations, financial position or liquidity.
If oil and natural gas production facilities and pipelines are sold to third parties and the subsequent owner is unable to meet their decommissioning obligations it is possible that, in certain circumstances, BP could be partially or wholly responsible for decommissioning. While the amounts associated with decommissioning provisions reverting to the group could be significant and could be material, BP is not currently aware of any such cases that have a greater than remote chance of reverting to the group. Furthermore, as described in Provisions and contingencies within Note 1, decommissioning provisions associated with downstream and petrochemical facilities are not generally recognized as the potential obligations cannot be measured given their indeterminate settlement dates.
See also Legal proceedings on pages 296-298.